Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company (52.9%)

Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company (12.54%)

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co., Ltd.( “Shandong SNTON”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)